SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
SUBSEQUENT EVENT [Text Block]
10.	SUBSEQUENT EVENT

On November 14, 2012, the Company issued 166,666 shares of its common stock at $0.15 per share for proceeds totaling $25,000 pursuant to a registered offering of 1,000,000 shares.

11.	SUBSEQUENT EVENT

On October 23, 2012, the Company issued 266,667 shares of its common stock at $0.15 per share for proceeds totaling $40,000 pursuant to a registered offering of 1,000,000 shares.